Subsequent Events (Details)				12 Months Ended
	Mar. 30, 2026 USD ($)	Jan. 16, 2026 USD ($) shares	Jan. 15, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Oct. 14, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 14, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 02, 2026 USD ($)
Subsequent Events [Abstract]
Trading period to calculate volume weighted average trading price				20 days
Weighted average of the trading prices of the Company's common shares (in dollars per share) | $ / shares				$ 3.8386
Dividend from related party				$ 5,651,212		$ 2,645,833		$ 1,020,833
Dividends paid				1,400,000		1,400,000		851,667
Dividend payable				37,578,641		0		$ 0
S 2025 Q4 Dividends [Member]
Subsequent Events [Abstract]
Dividend payable				37,600,000
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend from related party				4,600,000		2,500,000
Related Party [Member] | Castor [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Dividends paid					$ 1,400,000		$ 1,400,000
Dividend payable				299,444		$ 338,333
Related Party [Member] | Robin [Member]
Subsequent Events [Abstract]
Dividend from related party				$ 358,333
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Events [Abstract]
Maximum borrowing capacity	$ 60,000,000
Expiration period	5 years
Facility amount drawn									$ 15,000,000
Minimum security cover ratio									1.25
Minimum liquidity amount under debt covenant									$ 250,000
Quarterly dry dock reserve amount under debt covenant									$ 20,000
Subsequent Event [Member] | S 2025 Q4 Dividends [Member]
Subsequent Events [Abstract]
Cash dividends paid		$ 9,300,000
Common stock issued for dividends (in shares) | shares		7,378,575
Increase (decrease) in shares issued | shares		28,852,084
Increase (decrease) in additional paid in capital		$ 28,300,000
Increase (decrease) in cash and cash equivalents		$ (9,300,000)
Subsequent Event [Member] | Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member]
Subsequent Events [Abstract]
Dividend from related party			$ 1,250,000
Subsequent Event [Member] | Related Party [Member] | Castor [Member] | Series A Preferred Shares [Member] | O 2025-Q4 Dividends [Member]
Subsequent Events [Abstract]
Dividends paid			350,000
Subsequent Event [Member] | Related Party [Member] | Robin [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend from related party			$ 125,000